INVESTMENTS IN REHABILITATION AND OTHER FUNDS	12 Months Ended
Jun. 30, 2022
Investments in rehabilitation obligation funds [Abstract]
Investments in rehabilitation obligation funds
12

INVESTMENTS IN REHABILITATION

AND OTHER FUNDS
ACCOUNTING POLICIES
Cash and cash equivalents in environmental rehabilitation trusts

Cash

and

cash

equivalents

included

in

environmental

rehabilitation

trusts

comprise

low-risk,

interest-bearing

cash

and

cash
equivalents and are non-derivative financial assets categorised as financial assets measured at amortised cost.
Cash and cash

equivalents are initially

measured at fair

value. Subsequent to

initial recognition, cash

and cash equivalents

are
measured at amortised cost, which is equivalent to their fair value.
The

cash

and

cash

equivalents

in

environmental

rehabilitation

trusts

are

for

the

sole

use

of

material

future

environmental
rehabilitation payments and are therefore included in non-current assets.
Reimbursive right for environmental rehabilitation guarantees (“old environmental rehabilitation policy”)
Funds held in the cell captive that secure the environmental rehabilitation guarantees issued are recognised as a right to receive a reimbursement and are

measured at the

lower of the

amount of the

consolidated environmental rehabilitation liability

recognised
and the consolidated fair value of the fund assets.
Changes in the carrying value

of the fund assets, other

than those resulting from contributions and

payments, are recognised in
finance income.
The

funds

held

in

the

cell

captive

under

the

old

environmental

rehabilitation

policy

are

for

the

sole

use

of

material

future
environmental rehabilitation payments and are therefore included in non-current assets.
Investments in Guardrisk Cell Captive
Funds invested in the Guardrisk

Cell Captive, held within

Guardrisk Insurance Company Limited

(“
GICL ”) or “ Guardrisk ” are non-
derivative financial assets categorised as financial assets

measured at fair value through profit

and loss as the funds are invested
by Guardrisk in liquid money market

funds.

These assets are initially measured

at fair value and subsequent

changes in fair value
are recognised

in profit

or loss

as they

arise and

included in

finance income.

The investments

in GICL

are for

the sole

use of
environmental financial guarantees, Directors’ and Officers’ insurance and other insurance requirements.
The investment in the

Guardrisk Cell Captive is

for the sole

use as determined in

the insurance policies and

are therefore included
in non-current assets.
Investment in Guardrisk Cell Captive – Funding of environmental rehabilitation activities (refer note 11)
During the current year

the Group made a

decision to change its

method of providing for

environmental rehabilitation from

funding
in

a

specific

rehabilitation

trust

to

financial

guarantees

which

is

an

allowed

method

in

terms

of

the

National

Environmental
Management

Act. A

new

ring-fenced policy

related

to the

funds

was concluded.

In

this

regard,

the rehabilitation

trust directly
transferred a total amount of R 579.5

million to the new ring-fenced policy with GICL in terms of which, GICL issued rehabilitation financial guarantees. The new ring-fenced policy has replaced the old environmental rehabilitation policy which lapsed during the
year. The funds are

ring-fenced for the sole objective of future rehabilitation during and at the end of the relevant life of mine. All
the required approvals for the change in method and transfer of the rehabilitation trust funds were obtained from the Department of Mineral Resources

and Energy (“
DMRE
”) and a

thorough consideration of

tax and legal

impacts were completed

prior to the
funds being transferred to GICL.

Environmental

rehabilitation

payments

to

reduce

the

environmental

rehabilitation

obligations

and

ongoing

rehabilitation
expenditure are mostly funded by cash generated from operations.

GICL has guarantees

in issue amounting

to R
614.0

million (2021: R
430.1

million) to the DMRE

on behalf of DRDGOLD

related
to

the

environmental

obligations.

The

funds

for

environmental

rehabilitation

in

the

cell

captive

serve

as

collateral

for

these
guarantees.
Investment in Guardrisk Cell Captive – Directors’ and Officers’ insurance
During

the current

year premiums

were paid

into the

Guardrisk Cell

Captive for

the creation

of self-insurance

for the

Group’s
Directors and Officers.
Investment in Guardrisk Cell Captive – Other funds
These are existing

funds within the cell

captive which were previously

part of the old

environmental rehabilitation policy held

for
purposes of obtaining environmental rehabilitation guarantees. The policy came to an end during the financial year, but the funds
remained within the cell captive for future insurance applications.
Amounts in R million Note 2022 2021
Cash and cash equivalents in environmental rehabilitation trust funds - 564.7

Opening balance
564.7 542.2

Transfer to Investment in Guardrisk Cell Captive
(579.5) -

Growth
6 14.8 22.5
Reimbursive right for environmental rehabilitation guarantees - 87.5

Opening balance
87.5 83.8

Lapsing of old environmental rehabilitation policy retained in Guardrisk Cell Captive
(89.3) -

Growth
6 1.8 3.7
Investment in Guardrisk Cell Captive (a) 710.8 -

Opening balance
- -

Transfer to Guardrisk cell captive
668.8 -

Contributions
28.9 -

Growth
6 13.1 -
Investments in rehabilitation and other funds 710.8 652.2
(a) Investment in Guardrisk Cell Captive
The investment in the cell captive is allocated as follows:

710.8 -

Environmental rehabilitation
589.8 -

Directors’ and Officers’ insurance
29.5 -

Other funds
91.5 -
CREDIT RISK
The Group

is exposed

to credit

risk on

the total

carrying value

of the

investments held

in the

environmental rehabilitation

trust
funds and the Guardrisk Cell Captive.
The Group manages its exposure to credit risk

by mandating the Guardrisk Cell Captive to diversify

the funds across a number of
major financial institutions, as well as investing funds in low-risk, interest-bearing cash and cash equivalents.
MARKET RISK
Interest rate risk
A change of 100 basis points (bp) in interest rates at the reporting date would have increased/(decreased) equity and profit/(loss)
by the amounts shown below. This analysis assumes that all other variables, in particular the balance of the funds, remain constant. The analysis excludes income tax.
Amounts in R million 2022 2021
100 bp increase 7.1 5.6
100 bp (decrease) (7.1) (5.6)
FAIR VALUE

OF FINANCIAL INSTRUMENTS
The fair

value of

investment in

Guardrisk Cell

Captive approximate

their carrying

value due

to the

short-term maturities

of the
underlying funds invested by Guardrisk